Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Net operating loss carryforwards	$ 29,400,000	$ 28,400,000
Accrued interest payable related to uncertain tax positions	116,000	306,000
Undistributed earnings of domestic subsidiaries	35,100,000
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900,000